Average Annual Total Returns - FidelitySmallCapValueFund-AMCIZPRO - FidelitySmallCapValueFund-AMCIZPRO - Fidelity Small Cap Value Fund	Sep. 28, 2024
Fidelity Advisor Small Cap Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	10.69%
Past 5 years	12.02%
Past 10 years	7.77%
Fidelity Advisor Small Cap Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.27%
Past 5 years	10.69%
Past 10 years	5.64%
Fidelity Advisor Small Cap Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.19%
Past 5 years	9.32%
Past 10 years	5.65%
Fidelity Advisor Small Cap Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	15.63%
Past 5 years	12.52%
Past 10 years	7.76%
Fidelity Advisor Small Cap Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	13.07%
Past 5 years	12.29%
Past 10 years	7.77%
Fidelity Advisor Small Cap Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	17.79%
Past 5 years	13.67%
Past 10 years	8.71%
Fidelity Advisor Small Cap Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	17.94%
Past 5 years	13.82%
Since Inception	9.44%	[1]
RS015
Average Annual Return:
Past 1 year	14.65%
Past 5 years	10.00%
Past 10 years	6.76%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%

[1]	A From October 2, 2018 .